BRX-Q1

Quarterly Report
November 30, 2025
MFS®  Blended Research®
International Equity Fund

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 0.7%
MTU Aero Engines Holding AG	10,495	$4,288,971
Rolls-Royce Holdings PLC	766,311	10,839,973
		$15,128,944
Airlines – 0.8%
Ryanair Holdings PLC, ADR	258,615	$17,627,198
Alcoholic Beverages – 1.3%
Ambev S.A.	6,974,800	$18,122,647
Kirin Holdings Co. Ltd.	739,500	11,620,105
		$29,742,752
Apparel Manufacturers – 0.7%
Christian Dior S.A.	10,049	$6,871,707
Compagnie Financiere Richemont S.A.	40,768	8,642,836
		$15,514,543
Automotive – 3.1%
BYD Co. Ltd.	981,400	$12,289,874
Compagnie Generale des Etablissements Michelin	606,950	19,819,345
Continental AG	100,129	7,496,297
Mahindra & Mahindra Ltd.	258,735	10,868,331
Maruti Suzuki India Ltd.	32,006	5,689,319
PT Astra International Tbk	34,052,900	13,392,164
		$69,555,330
Biotechnology – 0.1%
Hugel, Inc. (a)	19,384	$3,011,759
Broadcasting – 0.6%
Spotify Technology S.A. (a)	21,182	$12,685,264
Brokerage & Asset Managers – 4.4%
Barclays PLC	6,252,780	$35,632,470
Brookfield Corp.	590,848	27,902,624
Euronext N.V.	135,807	20,842,028
IG Group Holdings PLC	465,037	6,990,935
XP, Inc.	291,093	5,737,443
		$97,105,500
Business Services – 2.5%
CGI, Inc.	60,139	$5,357,694
Colliers International Group, Inc.	60,398	8,756,121
Infosys Ltd.	827,685	14,436,081
Scout24 AG	74,273	7,590,403
Tata Consultancy Services Ltd.	544,046	19,083,198
		$55,223,497
Chemicals – 0.4%
UPL Ltd.	1,092,007	$9,261,870

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 1.0%
Check Point Software Technologies Ltd. (a)	63,648	$11,887,537
Constellation Software, Inc.	3,431	8,305,837
SAP SE	12,175	2,945,351
		$23,138,725
Computer Software - Systems – 3.8%
Amadeus IT Group S.A.	69,922	$5,137,477
Hitachi Ltd.	300,900	9,573,916
Hon Hai Precision Industry Co. Ltd.	1,637,000	11,761,781
Lenovo Group Ltd.	2,908,000	3,615,485
NEC Corp.	783,700	29,568,187
Samsung Electronics Co. Ltd.	359,572	24,572,118
		$84,228,964
Construction – 2.1%
Anhui Conch Cement Co. Ltd.	2,001,000	$6,019,089
Compagnie de Saint-Gobain S.A.	237,247	23,651,247
Heidelberg Materials AG	20,116	5,163,938
Techtronic Industries Co. Ltd.	1,033,000	12,086,915
		$46,921,189
Consumer Products – 1.1%
AmorePacific Corp.	53,208	$4,497,164
Kao Corp.	476,200	19,256,608
		$23,753,772
Electrical Equipment – 1.3%
Mitsubishi Electric Corp.	640,600	$17,325,822
Siemens Energy AG (a)	45,765	6,120,977
Signify N.V.	213,998	5,049,154
		$28,495,953
Electronics – 9.6%
ASML Holding N.V.	26,780	$28,063,939
Dai Nippon Printing Co. Ltd.	667,000	11,277,572
MediaTek, Inc.	512,000	22,757,368
SK hynix, Inc.	81,970	29,540,747
SK Square Co. Ltd. (a)	73,812	14,956,636
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	307,902	89,756,512
Tekscend Photomask Corp. (a)(l)	277,400	5,951,646
Tokyo Electron Ltd.	51,900	10,570,129
		$212,874,549
Energy - Integrated – 3.8%
Cenovus Energy, Inc.	964,180	$17,204,314
Eni S.p.A.	962,814	18,017,253
Equinor ASA (Kingdom of Norway)	153,678	3,539,215
PetroChina Co. Ltd.	13,908,000	15,505,335
Petroleo Brasileiro S.A., ADR	795,809	9,979,445
TotalEnergies SE	295,745	19,486,046
		$83,731,608
Engineering - Construction – 1.6%
Doosan Bobcat, Inc.	206,872	$7,764,821
JGC Corp.	1,247,600	15,217,460
Koninklijke BAM Groep N.V.	716,820	7,109,420
VINCI S.A.	39,542	5,607,451
		$35,699,152

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.3%
AVI Ltd.	943,165	$5,716,035
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	1,383,600	5,742,157
Nestle S.A.	46,775	4,648,386
Nomad Foods Ltd.	409,442	5,007,476
WH Group Ltd.	7,868,500	8,226,462
		$29,340,516
Food & Drug Stores – 1.7%
Sugi Holdings Co. Ltd.	316,200	$7,464,539
Tesco PLC	5,177,746	30,881,230
		$38,345,769
Gaming & Lodging – 0.8%
Aristocrat Leisure Ltd.	441,333	$16,864,521
General Merchandise – 1.3%
Dollarama, Inc.	197,150	$28,214,682
Insurance – 3.9%
AIA Group Ltd.	1,584,800	$16,406,134
DB Insurance Co. Ltd.	67,707	5,731,834
Manulife Financial Corp.	439,374	15,557,264
Sampo OYJ, “A”	794,940	9,345,791
Samsung Fire & Marine Insurance Co. Ltd.	16,815	5,505,336
Sompo Holdings, Inc.	819,700	26,002,140
Zurich Insurance Group AG	12,176	8,748,895
		$87,297,394
Leisure & Toys – 4.4%
NetEase, Inc., ADR	117,816	$16,264,499
Sankyo Co. Ltd.	892,000	15,436,044
Sony Group Corp.	211,900	6,208,803
Tencent Holdings Ltd.	707,400	55,559,493
Yamaha Corp.	681,100	4,713,261
		$98,182,100
Machinery & Tools – 2.0%
Finning International, Inc.	349,767	$18,715,658
GEA Group AG	386,580	26,188,474
		$44,904,132
Major Banks – 11.6%
ABN AMRO Group N.V., GDR	988,007	$33,408,467
Banco Bilbao Vizcaya Argentaria S.A.	227,623	4,901,952
Banco Santander S.A.	552,354	5,922,273
Bank of Montreal	34,631	4,385,048
BNP Paribas S.A.	363,814	31,098,965
Danske Bank A.S.	97,139	4,466,022
DBS Group Holdings Ltd.	759,080	31,749,150
Erste Group Bank AG	201,796	22,038,948
Mizuho Financial Group, Inc.	348,200	12,205,063
National Bank of Greece S.A.	1,032,576	16,170,140
NatWest Group PLC	4,137,524	34,645,507
Royal Bank of Canada	52,526	8,125,806
Société Générale S.A.	228,282	15,872,538
Toronto-Dominion Bank	53,089	4,470,473
UBS Group AG	730,001	28,189,507
		$257,649,859

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.4%
Fresenius Medical Care AG	189,778	$9,080,877
Medical Equipment – 1.2%
ConvaTec Group PLC	1,345,498	$4,198,655
Fisher & Paykel Healthcare Corp. Ltd.	316,013	6,763,542
Smith & Nephew PLC	939,894	15,617,138
		$26,579,335
Metals & Mining – 4.7%
Fortescue Ltd.	473,771	$6,643,949
Mitsui & Co. Ltd.	380,600	10,108,545
Rio Tinto PLC	364,083	26,146,395
Sojitz Corp.	505,200	14,767,086
Toyota Tsusho Corp.	849,400	27,493,708
Vale S.A.	1,592,600	20,123,024
		$105,282,707
Natural Gas - Distribution – 1.1%
ENGIE S.A.	993,638	$25,242,379
Natural Gas - Pipeline – 0.5%
APA Group	1,939,421	$11,763,167
Network & Telecom – 0.8%
LM Ericsson Telephone Co., “B”	1,266,762	$12,220,876
Nokia Oyj	774,699	4,710,728
		$16,931,604
Oil Services – 0.9%
TechnipFMC PLC	212,024	$9,596,206
Tenaris S.A.	517,644	10,436,117
		$20,032,323
Other Banks & Diversified Financials – 3.9%
China Construction Bank Corp.	19,026,000	$19,964,861
China Merchants Bank Co. Ltd.	1,484,500	9,971,917
Credicorp Ltd.	53,856	13,852,302
Emirates NBD Bank PJSC	841,708	5,591,754
Grupo Financiero Banorte S.A. de C.V.	1,407,171	13,453,579
Kasikornbank PLC	1,768,800	10,246,349
KB Financial Group, Inc.	158,050	13,412,192
Sberbank of Russia PJSC (a)(u)	715,224	0
		$86,492,954
Pharmaceuticals – 5.7%
Bayer AG	384,884	$13,610,498
Gedeon Richter PLC	170,834	5,056,110
Novartis AG	254,738	33,132,113
Roche Holding AG	121,997	46,684,773
Sanofi S.A.	274,655	27,323,118
		$125,806,612
Precious Metals & Minerals – 2.4%
Evolution Mining Ltd.	1,413,785	$11,001,223
Gold Fields Ltd.	93,371	3,922,428
Kinross Gold Corp.	1,037,718	29,249,068
OceanaGold Corp.	351,113	9,039,498
		$53,212,217

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.9%
Transcontinental, Inc., “A”	372,257	$5,456,697
Wolters Kluwer N.V.	128,933	13,699,904
		$19,156,601
Railroad & Shipping – 0.5%
Sankyu, Inc.	212,500	$11,493,291
Real Estate – 1.5%
Charter Hall Group, REIT	428,362	$6,975,145
Emaar Properties PJSC	2,963,947	10,732,944
Safestore Holdings PLC, REIT	618,815	6,077,485
Scentre Group Ltd., REIT	3,372,050	9,011,464
		$32,797,038
Specialty Chemicals – 0.2%
Nitto Denko Corp.	198,000	$4,896,106
Specialty Stores – 2.6%
Alibaba Group Holding Ltd.	1,120,700	$21,807,142
JD.com, Inc., “A”	297,800	4,456,023
NEXT PLC	100,862	18,863,148
PDD Holdings, Inc., ADR (a)	57,467	6,670,769
Vipshop Holdings Ltd., ADR	301,959	5,930,475
		$57,727,557
Telecom Services – 2.1%
Hellenic Telecommunications Organization S.A.	463,929	$9,207,877
KDDI Corp.	1,395,900	24,044,275
Koninklijke KPN N.V.	1,734,622	7,927,916
PT Telekom Indonesia	21,571,200	4,546,077
		$45,726,145
Tobacco – 1.2%
British American Tobacco PLC	445,933	$26,112,113
Utilities - Electric Power – 1.6%
CLP Holdings Ltd.	1,574,000	$13,747,078
E.ON SE	1,169,739	20,828,372
		$34,575,450
Total Common Stocks		$2,177,408,018
Preferred Stocks – 0.4%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.	79,473	$4,052,953
Metals & Mining – 0.2%
Gerdau S.A.	1,353,636	$4,831,650
Total Preferred Stocks		$8,884,603

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	3,156	$0

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.01% (v)	23,822,046	$23,826,810
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.93% (j)	4,957,988	$4,957,988

Other Assets, Less Liabilities – 0.2%		4,195,397
Net Assets – 100.0%		$2,219,272,816

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,826,810 and
$2,191,250,609, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
BAM	Build America Mutual
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$295,194,306	$—	$—	$295,194,306
United Kingdom	221,012,525	—	—	221,012,525
France	195,814,824	—	—	195,814,824
Canada	190,740,784	0	—	190,740,784
China	183,797,119	—	—	183,797,119
Switzerland	130,046,510	—	—	130,046,510
Taiwan	124,275,661	—	—	124,275,661
South Korea	113,045,560	—	—	113,045,560
Germany	103,314,158	—	—	103,314,158
Other Countries	618,804,825	10,246,349	0	629,051,174
Mutual Funds	28,784,798	—	—	28,784,798
Total	$2,204,831,070	$10,246,349	$0	$2,215,077,419
For further information regarding security characteristics, see the Portfolio of Investments.  At November 30, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at August 31, 2025.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended November 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,158,232	$218,840,324	$203,180,225	$6,943	$1,536	$23,826,810

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$287,585	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2025, are as follows:
Japan	13.3%
United Kingdom	10.0%
France	8.8%
Canada	8.6%
China	8.3%
Switzerland	5.9%
Taiwan	5.6%
South Korea	5.1%
Germany	4.7%
Other Countries	29.7%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by

Supplemental Information (unaudited) – continued
the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.